A FUND THAT SEEKS GROWTH

POTENTIAL IN COMPANIES

OF ALL SIZES.



-----------------------------------------------
LIBERTY GROWTH INVESTOR FUND      ANNUAL REPORT
-----------------------------------------------

SEPTEMBER 30, 2000


                               [Graphic Omitted]

President's Message

TO OUR SHAREHOLDERS:

I am pleased to present the fiscal year 2000 annual report for the Liberty Growth Investor Fund. You may have noticed that your Fund has a new name. As of July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. The goal of all Liberty funds remains the same: to help you reach for financial freedom -- however you define it.

The twelve months ended September 30, 2000 began with an exuberant stock market. Between September 1999 and March 2000, investor enthusiasm for the "new economy" and the underlying technology and telecommunications stocks was enormous. However, these results masked a basic fact: the record gains were driven by price increases in a narrowly focused group of growth stocks, and almost everything outside that group languished.

The situation changed quickly after mid-March, as investors began to question the~exceptionally high valuations for technology. They also began to worry about the possible impact of robust economic growth on inflation, corporate profits and, ultimately, earnings per share. The widespread concern triggered a rapid sell-off in the equity markets, and the high-flying technology sector tumbled. Amid the volatility and uncertainty, investors went in search of companies that appeared to have more reasonable prices and more solid~fundamental characteristics -- in other words, value stocks. The resurgence of value stocks was good news for sectors as varied as financial services, health care and utilities.

Looking back at the turmoil in the markets, I am reminded once again of the importance~of diversification in investing. Growth Investor Fund includes many sectors of the market, and the portfolio managers have made a point of diversifying across industry sectors,~market capitalizations and investment styles. This broad diversification helped to keep the Fund's total return very competitive when technology fell out of favor and investors turned their attention elsewhere.

In the following report, you will find detailed information about the Fund and the strategies used to achieve a one-year total return of more than 29% for Class A shares. As always, we thank you for choosing Liberty Funds and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
November 20, 2000

-----------------------------
Not FDIC    May Lose Value
 Insured    No Bank Guarantee
-----------------------------

Because market and economic conditions change frequently, there can be no assurance that the trends described above~or on the following pages will continue.

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

>     FEDERAL RESERVE BOARD ACTIONS MAY SIGNAL CAUTIOUS OPTIMISM

      In the past 12 months, the Federal Reserve Board repeatedly increased key~short-term interest rates in an effort to rein in economic growth and avoid~inflationary pressures. However, at the August and September meetings, the Fed opted not to change interest rate targets. This may be a sign that the Fed's efforts are being viewed as successful.

>     TECHNOLOGY STOCKS EXPERIENCED A PERIOD OF VOLATILITY

      Technology stock prices were on the rise in the early months of the period. However, as the period went on investors began to wonder if high-flying valuations were justified. A technology sell-off resulted, causing tech prices to drop off even more sharply than the earlier gains.

>     UTILITIES AND FINANCIAL SERVICES BENEFITED FROM TECHNOLOGY'S WOES

      In the later months of the period, investors became cautious about the more~expensive areas of the market -- namely technology and telecommunications stocks -- and began to focus on less expensive sectors. As this rotation occurred, utilities and financial services stocks came back into favor.

       LIBERTY GROWTH INVESTOR FUND CLASS A PERFORMANCE VS. S&P 500 INDEX
                               9/30/99 - 9/30/00

Liberty Growth Investor Fund            29.31%
S&P 500 Index                           13.27%

                  Total Returns

The S&P 500 Index is an unmanaged group of large-cap stocks that differs from the composition of the Fund;~it is not available for direct investment.

12-MONTH TOTAL RETURN FOR
THE PERIOD ENDED 9/30/00

                   WITHOUT          WITH
                    SALES           SALES
                    CHARGE          CHARGE
------------------------------------------
Class A             29.31%          21.83%
------------------------------------------
Class B             28.57%          23.57%
------------------------------------------
Class C             28.57%          27.57%
------------------------------------------
Class Z             29.52%           N/A
------------------------------------------

NET ASSET VALUE PER SHARE
AS OF 9/30/00

Class A                            $12.22
------------------------------------------
Class B                            $12.15
------------------------------------------
Class C                            $12.15
------------------------------------------
Class Z                            $12.24
------------------------------------------

ASSET ALLOCATION

                    9/30/99         9/30/00
------------------------------------------
Equities             96.6%           94.3%
------------------------------------------
Cash &
Equivalents           3.4%            5.7%
------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

SECTOR BREAKDOWNS
AS OF 9/30/00

                            PORTFOLIO         S&P 500 INDEX
                            ---------         -------------
TECHNOLOGY                    31.0%               30.0%
CONSUMER CYCLICAL             17.0%               10.0%
FINANCIAL                     15.0%               16.0%
UTILITIES                     14.0%                9.0%
CONSUMER NON-CYCLICAL         10.0%               18.0%
INDUSTRIAL                    10.0%                8.0%
ENERGY                         2.0%                7.0%
BASIC MATERIALS                1.0%                2.0%

Sector breakdowns are calculated as a percentage of the total holdings in SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain this breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as~published by the U.S. Office of Management and Budget. The sector classifications used on this page as based upon the Advisor's defined criteria as used in the investment process.

BOUGHT
--------------------------------------------------------------------------------

NETWORK APPLIANCE
(2.2% of net assets), a~high-tech company that designs, manufactures, markets and supports data storage and access devices. The company's strong management team and growth potential made it extremely attractive, especially in the face of growing demand for data storage solutions.

For the 12 months ended September 30, 2000, Liberty Growth Investor Fund Class A shares generated a total return of 29.31%, outperforming the 13.27% total return for the Standard & Poor's 500 Index by a wide margin. We attribute the Fund's strong results primarily to our investments in technology stocks (during the initial half-year) and to utilities and financial services holdings (during the latter half of the year).

DATA STORAGE COMPANIES PERFORMED EXCEPTIONALLY WELL

Technology's gains in the early months of the period were great enough that this sector remains the leading contributor to the Fund's total return in fiscal 2000, despite a~downturn after mid-March in many areas of the technology sector. Among the stocks that gained the most during the year were EMC (2.7% of net assets) and Network Appliance (2.2% of net assets). Both are large-capitalization companies that have~benefited from growing demand for devices used to store data.

MARKET ROTATED TOWARD VALUE STOCKS AFTER MID-YEAR

At mid-year, the picture for U.S. economic growth and inflationary pressures was quite murky. Some economic indicators pointed toward an economy growing too quickly to remain stable and noninflationary. Others suggested that the economy could slow more rapidly than the Federal Reserve had intended when making a series of interest rate hikes between June 1999 and March 2000. In the face of this uncertainty, the markets grew increasingly cautious.

As a result, the market rotated away from more expensive sectors -- namely technology and telecommunications. As this rotation occurred, investors increasingly focused on fundamentally sound areas that they had largely ignored, such as utilities and financial services.

Independent power producers such as Calpine (3.2% of net assets) and AES Corp. (2.1% of net assets) did exceptionally well. Both have benefited from deregulation of the power industry and from growing demand for power. In the financial services arena, the Fund did well by its holdings in Goldman Sachs, Citigroup and Household International (2.4%, 3.4%, and 3.2%, respectively, of net assets).

In May 2000, the Federal Reserve raised interest rates for the sixth time in a year, this time by 0.50%, signalling that it was very serious about keeping economic growth and inflationary pressures under control. In August and September, the Fed opted not to change its interest rate targets. The market interpreted this as a positive sign, assuming that interest rates were stabilizing and might even decline in 2001. As a result, financial services stocks chalked up gains in the final quarter of the fiscal year.

TELECOMMUNICATIONS STOCKS FAILED TO MEET EXPECTATIONS

Many of the telecommunications stocks in the portfolio, including both service and~equipment providers, proved to be disappointments. In some cases, the fault lay with the particular company, for instance, WorldCom's (1.1% of net assets) failed attempt to merge with Sprint, and Lucent Technologies' (0.8% of net assets) problems in~executing its business model. In all cases, unreasonable expectations were at least part of the reason the stocks languished.

Eighteen months ago, telecom stock prices were riding high on the belief that the~buildout of the Internet and burgeoning demand for wireless services would lead to very high growth rates for telecommunications providers. Since then, stiff competition has hurt the profitability of companies providing wire-based services, while excessive costs to develop key broadband technology have hampered progress for the wireless~companies. We are currently rethinking our strategy for investing in this sector.

ANTICIPATING A MORE NORMALIZED MARKETPLACE

We do not believe that the coming year will bring the exceptional rate of earnings growth (18%) that we saw in the last fiscal year. If the Federal Reserve is successful, as we expect it will be, in slowing economic growth, then it stands to reason that sales,~revenues and earnings could be tempered as well. Thus we look for earnings-per-share growth rates to decelerate, which would likely take the market back to its normal (i.e., historical long-term average) total return.

Nonetheless, we expect a favorable environment for equity investment. We anticipate corporate profit growth in the 14-16% range with stable interest rates. All these factors working together could create a favorable equity marketplace in months to come.

/s/ David P. Brady            /s/ Erik Gustafson

DAVID P. BRADY and ERIK GUSTAFSON, senior vice presidents of the Advisor, serve as co-portfolio managers of the Liberty Growth Investor Fund.

An investment in the Fund offers significant long-term growth potential, but also involves certain risks.
The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.

TOP TEN HOLDINGS AS OF 9/30/00

Citigroup                          3.4%
---------------------------------------
Calpine                            3.2%
---------------------------------------
Household International            3.2%
---------------------------------------
General Electric                   3.1%
---------------------------------------
Johnson & Johnson                  2.9%
---------------------------------------
Safeway                            2.8%
---------------------------------------
Intuit                             2.8%
---------------------------------------
EMC                                2.7%
---------------------------------------
Rational Software                  2.6%
---------------------------------------
Walgreen                           2.6%
---------------------------------------

Holdings are calculated as a percentage~of the total net assets in SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no~guarantee the portfolio will continue to maintain these holdings in the future.

SOLD
--------------------------------------------------------------------------------

ATMEL CORPORATION is a global semiconductor company that designs, develops, manufactures and sells semiconductor integrated circuit products. The stock's growth had slowed in recent months, and there was reason to believe this trend would continue.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT FROM 4/29/94 TO 9/30/00

                WITHOUT            WITH
                 SALES            SALES
                 CHARGE           CHARGE
-----------------------------------------
Class A          $40,071          $37,767
-----------------------------------------
Class B          $39,841          $39,841
-----------------------------------------
Class C          $39,841          $39,841
-----------------------------------------
Class Z          $40,136              N/A
-----------------------------------------

GROWTH OF A $10,000 INVESTMENT FROM APRIL 29, 1994 TO SEPTEMBER 30, 2000

                   CLASS A             CLASS A
              WITH SALES CHARGE   WITHOUT SALES CHARGE       S&P 500
              -----------------   --------------------       -------
4/94              $ 9,425              $10,000              $10,000
9/94                9,650               10,239               10,397
4/95               10,881               11,544               11,741
9/95               13,568               14,365               13,485
4/96               16,564               17,575               15,284
9/96               18,389               19,510               16,221
4/97               18,999               20,158               19,120
9/97               23,238               24,655               22,777
4/98               27,551               29,232               26,970
9/98               23,498               24,931               24,843
4/99               31,732               33,668               32,852
9/99               29,196               30,978               31,740
4/00               37,320               39,597               36,174
9/00               37,767               40,071               35,981

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on April 29, 1994 and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of stocks that differs from the composition of the Fund; it is not available for direct investment.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

Share Class               A                B                C              Z
Inception              12/1/99          12/1/99          12/1/99        12/1/99
--------------------------------------------------------------------------------
                  Without   With    Without   With    Without   With    Without
                   Sales    Sales    Sales    Sales    Sales    Sales    Sales
                   Charge   Charge   Charge   Charge   Charge   Charge   Charge
--------------------------------------------------------------------------------
1 year             29.31%   21.83%   28.57%   23.57%   28.57%   27.57%   29.52%
--------------------------------------------------------------------------------
5 years            22.72    21.28    22.58    22.40    22.58    22.58    22.76
--------------------------------------------------------------------------------
Life of Fund       24.13    22.99    24.02    24.02    24.02    24.02    24.16
--------------------------------------------------------------------------------

Liberty Growth Investor Fund commenced operations on 12/1/99. The Fund is a feeder fund in a master/feeder structure and invests all of its investable assets in SR&F Growth Investor Portfolio which has the same investment objective and substantially the same investment policies as the Fund. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements performance would have been lower. The historical performance of share classes, prior to inception, is based on the performance of the Stein Roe Growth Investor Fund, not restated for any difference in expenses between the Fund and the Stein Roe Growth Investor Fund. If expenses were restated, performance of A, B and C shares would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO -- SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2000 (In thousands)

COMMON STOCKS - 92.5%                                     SHARES           VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.9%
AUTOMOBILES & COMPONENTS - 0.8%
AUTOMOBILE MANUFACTURERS
Ford Motor Co.                                               437      $   11,063
                                                                      ----------
CONSUMER DURABLES & APPAREL - 1.4%
LEISURE PRODUCTS - 1.4%
Mattel, Inc.                                               1,800          20,138
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE - 2.0%
LEISURE FACILITIES - 0.4%
Cedar Fair, LP                                               315           5,808
                                                                      ----------
RESTAURANTS - 1.6%
McDonald's Corp.                                             750          22,641
                                                                      ----------
MEDIA - 7.0%
BROADCASTING & CABLE - 4.8%
AT&T Corp. - Liberty Media Group, Class A (a)              1,400          25,200
Clear Channel Communications, Inc. (a)                       450          25,425
Hispanic Broadcasting Corp. (a)                              650          18,119
                                                                      ----------
                                                                          68,744
                                                                      ----------
MOVIES & ENTERTAINMENT - 2.2%
The Walt Disney Co.                                          850          32,513
                                                                      ----------
RETAILING - 1.7%
APPAREL RETAIL
The Gap, Inc.                                              1,250          25,156
                                                                      ----------
--------------------------------------------------------------------------------
CONSUMER STAPLES - 5.4%
FOOD & DRUG RETAILING - 2.6%
DRUG RETAIL
Walgreen Co.                                               1,000          37,938
                                                                      ----------
FOOD RETAIL - 2.8%
Safeway, Inc. (a)                                            880          41,085
                                                                      ----------
--------------------------------------------------------------------------------
FINANCIALS - 13.7%
BANKS - 3.0%
Texas Regional Bancshares, Inc., Class A                     375          10,641
Wells Fargo & Co.                                            700          32,156
                                                                      ----------
                                                                          42,797
                                                                      ----------
CONSUMER FINANCE - 5.0%
Household International, Inc.                                805          45,583
MBNA Corp.                                                   700          26,950
                                                                      ----------
                                                                          72,533
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 5.7%
Citigroup, Inc.                                              900          48,656
The Goldman Sachs Group, Inc.                                300          34,181
                                                                      ----------
                                                                          82,837
                                                                      ----------
--------------------------------------------------------------------------------
HEALTH CARE - 6.2%
PHARMACEUTICALS & BIOTECHNOLOGY - 1.3%
BIOTECHNOLOGY
Genentech, Inc. (a)                                          100          18,569
                                                                      ----------
PHARMACEUTICALS - 4.9%
American Home Products Corp.                                 500          28,281
Johnson & Johnson                                            450          42,272
                                                                      ----------
                                                                          70,553
                                                                      ----------
--------------------------------------------------------------------------------
INDUSTRIALS - 7.2%
CAPITAL GOODS - 5.0%
INDUSTRIAL CONGLOMERATES
General Electric Co.                                         765          44,131
Tyco International Ltd.                                      550          28,531
                                                                      ----------
                                                                          72,662
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
DATA PROCESSING SERVICES
Paychex, Inc.                                                615          32,288
                                                                      ----------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 32.3%
SOFTWARE & SERVICES - 12.1%
APPLICATIONS SOFTWARE - 5.4%
Intuit, Inc. (a)                                             700          39,900
Rational Software Corp. (a)                                  550          38,156
                                                                      ----------
                                                                          78,056
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 2.4%
America Online, Inc.                                         650          34,937
                                                                      ----------
SYSTEMS SOFTWARE - 4.3%
Microsoft Corp. (a)                                          560          33,740
VERITAS Software Corp. (a)                                   200          28,400
                                                                      ----------
                                                                          62,140
                                                                      ----------
TECHNOLOGY HARDWARE & EQUIPMENT - 20.2%
COMPUTER HARDWARE - 3.2%
Apple Computer, Inc.                                         675          17,381
Sun Microsystems, Inc. (a)                                   250          29,188
                                                                      ----------
                                                                          46,569
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 5.0%
EMC Corp. (a)                                                400          39,650
Network Appliance, Inc. (a)                                  250          31,844
                                                                      ----------
                                                                          71,494
                                                                      ----------
NETWORKING EQUIPMENT - 1.7%
Cisco Systems, Inc. (a)                                      450          24,862
                                                                      ----------
SEMICONDUCTOR EQUIPMENT - 0.9%
KLA-Tencor Corp. (a)                                         300          12,356
                                                                      ----------
SEMICONDUCTORS - 3.0%
Bookham Technology PLC (a)                                   265          11,362
Maxim Integrated Products, Inc. (a)                          400          32,175
                                                                      ----------
                                                                          43,537
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT - 6.4%
Comverse Technology, Inc. (a)                                300          32,400
Corning, Inc.                                                106          31,482
Lucent Technologies, Inc.                                    400          12,225
Motorola, Inc.                                               600          16,950
                                                                      ----------
                                                                          93,057
                                                                      ----------
--------------------------------------------------------------------------------
MATERIALS - 1.0%
CHEMICALS - 1.0%
SPECIALTY CHEMICALS
Minerals Technologies, Inc.                                  300          13,800
                                                                      ----------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 6.6%
DIVERSIFIED TELECOM SERVICES - 5.3%
ALTERNATIVE CARRIERS - 4.2%
Level 3 Communications, Inc. (a)                             425          32,778
Qwest Communications International,
  Inc. (a)                                                   583          28,023
                                                                      ----------
                                                                          60,801
                                                                      ----------
INTEGRATED TELECOM SERVICES - 1.1%
WorldCom, Inc. (a)                                           500          15,188
                                                                      ----------
WIRELESS TELECOM SERVICES - 1.3%
Vodafone Group PLC, ADR                                      500          18,500
                                                                      ----------
--------------------------------------------------------------------------------
UTILITIES - 7.2%
ELECTRIC UTILITIES - 5.4%
AES Corp. (a)                                                450          30,824
Calpine Corp. (a)                                            450          46,969
                                                                      ----------
                                                                          77,793
                                                                      ----------
GAS UTILITIES - 1.8%
Kinder Morgan, Inc.                                          650          26,609
                                                                      ----------
TOTAL COMMON STOCKS
  (cost of $907,041)(b)                                                1,337,024
                                                                      ----------

SHORT-TERM OBLIGATIONS - 4.6%                                PAR
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 4.6%
Associates Corp. of North America,
  6.790%(c) 10/2/00                                       $47,415         47,406
Houston Industries Financial Corp.,
  7.100%(c) 10/2/00                                       19,430          19,426
                                                                      ----------
TOTAL SHORT-TERM OBLIGATIONS                                              66,832
                                                                      ----------

OTHER ASSETS & LIABILITIES, NET - 2.9%                                    41,388
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                   $1,445,244
                                                                      ==========

Notes to Investment Portfolio:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $909,541.
(c) Rate represents yield at time of purchase.

              ACRONYM                             NAME
              -------                 ---------------------------
                ADR                   American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2000
(In thousands)

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------

ASSETS
Investments, at market value (cost $907,041)                          $1,337,024
Short-term obligations                                                    66,832
Cash                                                                           3
Receivable for:
  Investments sold                                                        74,140
  Dividends                                                                  474
                                                                      ----------
  Total Assets                                                         1,478,473
                                                                      ----------

LIABILITIES
Payable for investments purchased                                         32,534
Accrued:
  Management fee                                                             685
  Bookkeeping fee                                                              5
  Transfer agent fee                                                           1
Other                                                                          4
                                                                      ----------
  Total Liabilities                                                       33,229
                                                                      ----------

Net Assets applicable to investor's beneficial interest               $1,445,244
                                                                      ==========

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2000
(In thousands)

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                               $  6,720
Interest                                                                   1,457
                                                                        --------
  Total Investment Income                                                  8,177
                                                                        --------

EXPENSES
Management fee                                                          $  7,245
Bookkeeping fee                                                               56
Trustees' fee                                                                 27
Audit fee                                                                     12
Legal fee                                                                      1
Transfer agent fee                                                             6
Custodian fee                                                                 29
Other                                                                         39
                                                                        --------
                                                                           7,415
                                                                        --------
  Net Investment Income                                                      762
                                                                        --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                         140,322
Net change in unrealized appreciation/depreciation                       187,931
                                                                        --------
  Net Gain                                                               328,253
                                                                        --------
Increase in Net Assets Resulting From Operations                        $329,015
                                                                        ========

See notes to financial statements.

--------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------
(In thousands)

SR&F GROWTH INVESTOR PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED SEPTEMBER 30,
                                                                   -------------------------------
                                                                           2000               1999
--------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                $      762           $  2,122
Net realized gain on investments                                        140,322                944
Net change in unrealized appreciation/depreciation                      187,931            169,408
                                                                     ----------           --------
    Net increase in net assets resulting from operations                329,015            172,474

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                           885,014            274,918
Withdrawals                                                            (755,625)          (183,222)
                                                                     ----------           --------
    Net increase from transactions in investors' beneficial
      interest                                                          129,389             91,696
                                                                     ----------           --------
    Net increase in net assets                                          458,404            264,170

NET ASSETS
Beginning of year                                                       986,840            722,670
                                                                     ----------           --------
End of year                                                          $1,445,244           $986,840
                                                                     ==========           ========

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 2000
(In thousands except for per share amounts and footnotes)

LIBERTY GROWTH INVESTOR FUND
-------------------------------------------------------------------------------

ASSETS
Investment in Portfolio, at value                                     $39,662
Receivable for:
  Expense reimbursement due from Advisor                  7
Other                                                     4                11
                                                       ----           -------
  Total Assets                                                         39,673

LIABILITIES
Accrued:
  Administration fee                                      5
  Distribution fee -- Class B                             1
Other                                                    34
                                                       ----
  Total Liabilities                                                        40
                                                                      -------
Net Assets                                                            $39,633
                                                                      =======
Net asset value and redemption price
  per share -- Class A ($4,198/344)                                   $ 12.22(a)
                                                                      =======
Maximum offering price per share --
  Class A ($12.22/0.9425)                                             $ 12.97(b)
                                                                      =======
Net asset value and offering price per share --
  Class B ($14,744/1,214)                                             $ 12.15(a)
                                                                      =======
Net asset value and offering price per share --
  Class C ($700/58)                                                   $ 12.15(a)
                                                                      =======
Stein Roe Growth Investor Fund:
Net asset value, offering & redemption price
  per share -- Class S ($19,990/1,634)                                $ 12.23
                                                                      =======
Net asset value, offering and redemption price
  per share -- Class Z ($1/(c))                                       $ 12.24
                                                                      =======
COMPOSITION OF NET ASSETS
Capital paid in                                                       $36,768
Accumulated net realized loss allocated from Portfolio                 (1,735)
Net unrealized appreciation allocated from Portfolio                    4,600
                                                                      -------
                                                                      $39,633
                                                                      =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Rounds to less than one.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Year Ended September 30, 2000
(in thousands)

LIBERTY GROWTH INVESTOR FUND
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income allocated from Portfolio                                 $  115
Interest income allocated from Portfolio                                     31
                                                                         ------
  Total investment income                                                   146

EXPENSES
Expenses allocated from Portfolio                       142
Administrative fee                                       38
Service fee -- Class A                                    5
Service fee -- Class B                                   17
Service fee -- Class C                                    1
Distribution fee -- Class A                                2
Distribution fee -- Class B                              50
Distribution fee -- Class C                               2
Transfer agent fee                                       61
Bookkeeping fee                                          25
Trustees' fee                                             9
Custodian fee                                             1
Audit fee                                                10
Legal fee                                                 3
Registration fee                                        111
Reports to shareholders                                  10
Other                                                    57
                                                      -----
  Total Expenses                                        544
Fees and expenses waived or borne by Advisor           (189)
Fees waived by Distributor -- Class A                    (1)                354
                                                      -----              ------
  Net Investment Loss                                                      (208)
                                                                         ------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss                                                          (484)
Net change in unrealized appreciation/depreciation                        4,134
                                                                         ------
    Net Gain                                                              3,650
                                                                         ------
Increase in Net Assets Resulting from Operations                         $3,442
                                                                         ======

See notes to financial statements.

------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------
(In thousands)

LIBERTY GROWTH INVESTOR FUND
------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED     PERIOD ENDED
                                                                    SEPTEMBER 30,   SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                      2000(a)         1999(b)
------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                    $  (208)       $    (13)
Net realized loss                                                         (484)         (1,265)
Net change in unrealized appreciation/depreciation                       4,134             466
                                                                       -------        --------
    Net Increase (Decrease) in Net Assets Resulting from Operations      3,442            (812)
                                                                       -------        --------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                                      4,558              --
Cost of shares repurchased -- Class A                                     (295)             --
                                                                       -------        --------
                                                                         4,263              --
                                                                       -------        --------
Receipts for shares sold -- Class B                                     16,473              --
Cost of shares repurchased -- Class B                                   (1,663)             --
                                                                       -------        --------
                                                                        14,810              --
                                                                       -------        --------
Receipts for shares sold -- Class C                                        792              --
Cost of shares repurchased -- Class C                                      (95)             --
                                                                       -------        --------
                                                                           697              --
                                                                       -------        --------

STEIN ROE GROWTH INVESTOR FUND:
Receipts for shares sold -- Class S                                     19,447          13,533
Cost of shares repurchased -- Class S                                  (14,356)         (1,392)
                                                                       -------        --------
                                                                         5,091          12,141
                                                                       -------        --------
Receipts for shares sold -- Class Z                                          1              --
                                                                       -------        --------
    Net Increase from Fund Share Transactions                           24,862          12,141
                                                                       -------        --------
    Net Increase in net assets                                          28,304          11,329

NET ASSETS
Beginning of period                                                     11,329              --
                                                                       -------        --------
End of period (including undistributed net investment income of
  none and none, respectively)                                         $39,633        $ 11,329
                                                                       =======        ========

NUMBER OF FUND SHARES
Sold -- Class A                                                            367              --
Repurchased -- Class A                                                     (23)             --
                                                                       -------        --------
                                                                           344              --
                                                                       -------        --------
Sold -- Class B                                                          1,349              --
Repurchased -- Class B                                                    (135)             --
                                                                       -------        --------
                                                                         1,214              --
                                                                       -------        --------
Sold -- Class C                                                             65              --
Repurchased -- Class C                                                      (7)             --
                                                                       -------        --------
                                                                            58              --
                                                                       -------        --------
STEIN ROE GROWTH INVESTOR FUND:
Sold -- Class S                                                          1,604           1,337
Repurchased -- Class S                                                  (1,169)           (138)
                                                                       -------        --------
                                                                           435           1,199
                                                                       -------        --------
Sold -- Class Z                                                             (c)             --
                                                                       -------        --------

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.
(b) Fund commenced operations on March 31, 1999.
(c) Rounds to less than one.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
Liberty Growth Investor Fund -- Class A, B, C and Z and Stein Roe Growth Investor Fund -- Class S are the collective series of shares of Liberty Growth Investor Fund (the "Fund" -- formerly Stein Roe Growth Investor Fund) a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z share are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus. Effective October 31, 1999, Class S was closed to new investors, as described in the Fund's prospectus. The financial highlights for Class S are presented in a separate annual report.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At September 30, 2000, the Fund owned 2.7% of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income and expenses (other than Class A, Class B and Class C service fees and Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

The Fund intends to utilize provisions of the federal income tax law, which allows the fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2000, the Fund had capital loss carryforwards of $1,272,613 which expires in 2008.

DISTRIBUTION TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:

    AVERAGE NET ASSETS                 ANNUAL FEE RATE
    ------------------                 ---------------

    First $500 million                       0.60%
    Next $500 million                        0.55%
    Over $1 billion                          0.50%

ADMINISTRATION FEE
The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

    AVERAGE NET ASSETS                 ANNUAL FEE RATE
    ------------------                 ---------------

    First $500 million                      0.150%
    Next $500 million                       0.125%
    Over $1 billion                         0.100%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services to the Fund for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are computed at an annual rate of 0.236% of the average daily net assets attributable to Class A, Class B, Class C and Class Z. The Transfer Agent has voluntarily agreed, until further notice, to waive 0.016% of the Transfer Agent fee applicable to Class A, Class B, Class C and Class Z shares. Transfer agent fees for Class S shares are computed at an annual rate of 0.22% of Class S's average daily net assets. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $5,147 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $8,526 and $237 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive a portion of the Class A distribution fee so that it does not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average net assets.

NOTE 3. PORTFOLIO INFORMATION
During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations were $976,309,339 and $915,033,633, respectively.

Unrealized appreciation (depreciation) at September 30, 2000 based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                   $502,478,058
  Gross unrealized depreciation                    (74,995,022)
                                                  ------------
    Net unrealized appreciation                   $427,483,036
                                                  ============

OTHER
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and the Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the year ended September 30, 2000, the Portfolio used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $63,249.

At September 30, 2000, Colonial Management Associates, Inc. owned 92% of the Fund's Class Z outstanding shares.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period are as follows:

LIBERTY GROWTH INVESTOR FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                       PERIOD ENDED SEPTEMBER 30, 2000(b)
                                                   --------------------------------------------------------------------------
                                                   CLASS A              CLASS B              CLASS C              CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.86              $ 10.86              $ 10.86              $ 10.86
                                                       -------              -------              -------              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)(c)                               (0.09)(e)            (0.16)               (0.16)               (0.05)
Net realized and unrealized gain                          1.45                 1.45                 1.45                 1.43
                                                       -------              -------              -------              -------
    Total from Investment Operations                      1.36                 1.29                 1.29                 1.38
                                                       -------              -------              -------              -------
NET ASSET VALUE, END OF PERIOD                         $ 12.22              $ 12.15              $ 12.15              $ 12.24
                                                       =======              =======              =======              =======
Total return (d)(f)(i)                                  12.52%               11.88%               11.88%               12.71%
                                                       =======              =======              =======              =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                          1.21%(d)(e)          1.91%                1.91%                0.90%
Net investment loss (g)(h)                             (0.78)%(d)(e)        (1.48)%              (1.48)%              (0.47)%
Fees and expenses waived or borne by the Advisor
  (g)(h)                                                 0.55%                0.55%                0.55%                0.55%
Net assets at end of period (000)                      $ 4,198              $14,744              $   700              $     1

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                         $ 0.055              $  0.055             $  0.055             $ 0.055
(b) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999. Per share data reflects activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.05% (annualized).
(f) Not annualized.
(g) Annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

SR&F GROWTH INVESTOR PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                       PERIOD ENDED
                                                               YEARS ENDED SEPTEMBER 30,               SEPTEMBER 30,
                                                               2000         1999       1998               1997(a)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets                   0.57%           0.59%      0.62%           0.63%(b)
Ratio of net investment income to average net assets          0.06%           0.25%      0.42%           0.54%(b)
Portfolio turnover rate                                         72%             45%        45%            38%

(a) From commencement of operations on February 3, 1997.
(b) Annualized.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST AND SR&F BASE TRUST AND CLASS A, CLASS B, CLASS C, AND CLASS Z SHAREHOLDERS OF LIBERTY GROWTH INVESTOR FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class A, Class B, Class C, and Class Z financial highlights present fairly, in all material respects, the financial position of Liberty Growth Investor Fund (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) and SR&F Growth Investor Portfolio (the "Portfolio") (a series of SR&F Base Trust) at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

TRUSTEES & TRANSFER AGENT

-------------------------------------------------------------------------------
TRUSTEES

JOHN A. BACON, JR.
Private Investor

WILLIAM W. BOYD
Chairman and Director, Sterling Plumbing Group, Inc.

LINSDAY COOK
Senior Vice President, Liberty Financial Companies, Inc.

DOUGLAS A. HACKER
Senior Vice President and Chief Financial Officer, United Airlines

JANET LANGFORD KELLY
Senior Vice President -- Corporate Development, Secretary and General Counsel, Kellogg Co.

CHARLES R. NELSON
Van Voorhis Professor of Political Economy, University of Washington

JOSEPH R. PALOMBO
Chairman of the Board of Trustees, Executive Vice President and Director, Colonial Management Associates

THOMAS C. THEOBALD
Managing Partner, William Blair Capital Partners


-------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth Investor Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

-------------------------------------------------------------------------------
CHOOSE LIBERTY
-------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

-------------------------------------------------------------------------------
                                 L I B E R T Y
                                 -----------------
                                         F U N D S
--------------------------------------------------------------------------------
ALL-STAR   Institutional money management approach for individual investors.
-------------------------------------------------------------------------------
COLONIAL   Fixed income and value style equity investing.
-------------------------------------------------------------------------------
CRABBE
HUSON      A contrarian approach to fixed income and equity investing.
-------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
-------------------------------------------------------------------------------
STEIN ROE
ADVISOR    Innovative solutions for growth and income investing.
-------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
-------------------------------------------------------------------------------
            Liberty's mutual funds are offered by prospectus through
                        Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

-------------------------------------------------------------------------------
LIBERTY GROWTH INVESTOR FUND                     ANNUAL REPORT
-------------------------------------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (C)2000
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com

                                               764-02/198D-0900 (11/00) 00/1973